Management of Capital (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Management of Capital
Equity	$ 194,793	$ 157,355
Less cash	10,309	3,259
Capital	$ 184,484	$ 154,096